Reconciliation of Changes in Redeemable Preferred Stock and Stockholders' Equity (Deficit) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total stockholders' equity	$ (38,549,913)	$ (39,007,835)	$ (7,694,433)
Big Cypress Acquisition Corp [Member]
Cash – BCYP trust and cash, net of redemptions	22,535,723
Plus: restricted cash – Forward Share Purchase Agreement	13,098,599
Less: non-cash net working capital assumed from BCYP	(5,067,682)
Less: transaction costs allocated to the Company's equity	(13,098,599)
Less: transaction costs allocated to the Company's equity	(6,569,062)
Less: transaction costs allocated to the Company's equity	(3,294,096)
Total stockholders' equity	$ 7,604,883